Cash And Cash Equivalents, Short-Contractual Obligation Fiscal Year Maturity Schedule TableTerm Bank Deposits And Marketable Securities - (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	$ 2,876.1	$ 3,019.0
Amortized Cost of marketable securities by contractual maturities	2,999.4	3,020.5
Within One Year [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	1,010.5	929.3
Amortized Cost of marketable securities by contractual maturities	1,024.9	925.8
After One Year Through Five Years [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	1,865.6	2,089.7
Amortized Cost of marketable securities by contractual maturities	$ 1,974.5	$ 2,094.7